COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Future Minimum Lease Payments Under Non-Cancelable Operating Lease Agreements	Future minimum lease payments under non-cancelable operating lease agreements are as follows:

2015	$710
2016	21

$731